DocumentAndEntityInformation	Oct. 29, 2026
Document Information Line Items
Entity Central Index Key	0001571776
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CHERRY HILL MORTGAGE INVESTMENT CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36099
Entity Tax Identification Number	46-1315605
Entity Address, Address Line One	4000 Route 66
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07753
City Area Code	877
Local Phone Number	870.7005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Document Information Line Items
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CHMI
8.20% Series A Cumulative Redeemable Preferred Stock, $0.01 par value [Member]
Document Information Line Items
Title of 12(b) Security	8.20% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CHMI-PRA
Security Exchange Name	NYSE
8.250% Series B Fixed-to-Floating Rate Cumulative Redeemable [Member]
Document Information Line Items
Title of 12(b) Security	8.250% Series B Fixed-to-Floating Rate Cumulative Redeemable
Trading Symbol	CHMI-PRB
Security Exchange Name	NYSE